Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
The provision for income taxes charged to operations consisted of the following for the years ended December 31, 2021, 2020 and 2019 (dollars in thousands):

	2021	2020	2019
Current tax expense:
Federal	$—	$(2)	$(2)
State	47	8	188
Foreign	310	317	251

Total current tax expense	357	323	437

Deferred tax expense:
Federal	3	2	2
State	(186)	(124)	(282)
Foreign	(8)	(5)	(8)

Total deferred tax benefit	(191)	(127)	(288)

Provision for income taxes	$166	$196	$149

A reconciliation between the Company’s federal statutory tax rate and its effective tax rate for the years ended December 31, 2021, 2020 and 2019 is as follows:

	2021	2020	2019
Federal statutory tax rate	21.00%	21.00%	21.00%
State tax, net of federal benefit	3.01%	3.93%	0.55%
Meals and entertainment	(0.11)%	(1.07)%	(1.69)%
Global intangible low-taxed income inclusion	(0.07)%	(2.41)%	(1.07)%
Nondeductible stock-based compensation	(0.11)%	(2.83)%	0.00%
Nondeductible compensation	(2.15)%	0.00%	0.00%
Transaction costs	(2.61)%	0.00%	0.00%
Prior year provision to return true-up	0.16%	(2.13)%	(1.16)%
Change in valuation allowance	(19.20)%	(18.90)%	(19.94)%
Foreign tax differential and permanent items	(0.07)%	(2.27)%	0.07%
Other	(0.01)%	(0.08)%	(0.06)%

Effective tax rate	(0.16)%	(4.76)%	(2.30)%

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities consisted of the following at December 31, 2021 and 2020 (dollars in thousands):

	2021	2020
Deferred tax assets:
Net operating loss carryforward	$26,828	$9,779
SPAC Transaction	944	—
Compensation accruals	1,326	675
Share based compensation	807	—
Foreign tax credits	487	552
Bad debt reserve	319	321
Interest expense limitation	1,080	274
Lease liability	1,489	1,119
Other	398	265

Total deferred tax assets	33,678	12,985
Deferred tax liabilities:
Capitalized commissions	(2,346)	(1,192)
Right-of-use asset	(1,363)	(972)
Other intangibles amortization	(2,447)	(3,423)
Other	(274)	(168)

Total deferred tax liabilities	(6,430)	(5,755)
Net deferred tax assets before valuation allowance	27,248	7,230
Valuation allowance	(27,250)	(7,423)

Net deferred tax liabilities	$(2)	$(193)

At December 31, 2021, the Company had available federal and combined state net operating loss carryforwards which may offset future taxable income of $23.5 million and $95.5 million, respectively. The federal net operating losses expire between 2026 and 2035 while the state net operating losses expire between 2025 and 2041. In addition, the Company has federal and state net operating loss carryforwards at

December 31, 2021, of $72.4 million and $20.4 million, respectively, which do not expire. There were insufficient federal and state deferred tax liabilities to offset the federal and state deferred tax assets at December 31, 2021 and 2020; therefore, based on this and other available evidence, management believes it is more likely than not that the net federal and state deferred tax assets of LiveVox will not be fully realized and has recorded valuation allowances in the amounts of $27.3 million and $7.4 million as of December 31, 2021 and 2020, respectively.
Past ownership changes and other equity transactions have triggered Section 382 and 383 provisions of the Internal Revenue Code, resulting in certain annual limitations on the utilization of existing federal and state net operating losses and credits. Such provisions may limit the potential future tax benefit to be realized by the Company from its accumulated net operating losses and tax credit carryforwards.
Historically, the Company had not accrued a provision for U.S. deferred taxes or foreign withholding taxes on undistributed earnings of the Company’s wholly owned foreign subsidiaries because it was the intention of management to reinvest the undistributed earnings indefinitely in foreign operations. Undistributed earnings are generally no longer subject to U.S. tax upon repatriation beginning January 1, 2018; however, undistributed earnings remain subject to certain state income and foreign withholding taxes. It remains the intention of management to reinvest the undistributed earnings indefinitely in foreign operations. The Company also believes that any such state income or foreign withholding taxes would be immaterial.
On March 27, 2020, the Coronavirus Aid, Relief and Economic Security (“CARES”) Act was enacted and signed into law. The CARES Act contained certain income tax relief provisions, including a modification to the limitation of business interest expense for tax years beginning in 2019 and 2020. The modification to the interest expense limitation increased the allowable business interest deduction from 30% of adjusted taxable income to 50% of adjusted taxable income for 2019 and 2020. This modification resulted in the allowance of additional interest expense for the Company, resulting in an increase in its 2020 net operating loss carryforwards. The Company does not anticipate any further material tax impacts from the CARES Act.
The Company files income tax returns in the U.S. federal jurisdiction, various state jurisdictions, India and Colombia. The tax returns are subject to statutes of limitations that vary by jurisdiction. At December 31, 2021, the Company remains subject to U.S. and certain state income tax examinations for tax years 2018 through 2021, and in certain other states for tax years 2017 through 2021. However, due to the Company’s net operating loss carryforwards in various jurisdictions, tax authorities have the ability to adjust carryforwards related to closed years.